STOCK BASED COMPENSATION (Narrative) (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Share Based Compensation Arrangement by Share Based Payment Award [Line Items]
Number of shares available for purchase under Restricted Stock Purchase Plan (in Shares)	80,000
Term during which restricted stock issuance was intended to lock-up key employees (Duration)	4 years
Restricted Stock Purchase Plan [Member]
Share Based Compensation Arrangement by Share Based Payment Award [Line Items]
Number of shares available for purchase under Restricted Stock Purchase Plan (in Shares)	100,000
Number of shares which remain available to be issued, under the Restricted Stock Purchase Plan (in Shares)	90,000
Company must pay the same price for the participant's shares, if employment is terminated before this alotted period (in Years)	3 years
Company must pay the fair market value for the participant's shares, if employment is terminated after this alotted period (in Years)	3 years
Total fair value of restricted stock vested during the period (in US Dollars in Thousands)	$ 0	$ 0
Term during which restricted stock issuance was intended to lock-up key employees (Duration)	3 years
The term during which restricted stock related expense is amortized on a straight line basis (Duration)	3 years
Date at which the restriction period requirement ended (Date)	Jan. 01, 2009